Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consisted of the following (in millions):

	November 30,
	2014		2013
Ships, including ship improvements	$42,886		$42,367
Ships under construction	533		535
	43,419		42,902
Land, buildings and improvements, including leasehold improvements and port facilities	1,088		971
Computer hardware and software, transportation equipment and other	1,322		1,251
Total property and equipment	45,829		45,124
Less accumulated depreciation and amortization	(13,056)		(12,219)
	$32,773	(a)	$32,905	(a)

(a)
At November 30, 2014 and 2013, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.6 billion, $12.6 billion, $0.3 billion and $0.1 billion and $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion, respectively.